Income Taxes	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Income Taxes [Abstract]
Income Taxes
9.	Income Taxes

As of June 30, 2015, the Company has a net operating loss carryover of approximately $38,500,000 available to offset future income for income tax reporting purposes, which will expire in various years through 2034, if not previously utilized. However, the Company’s ability to use the carryover net operating loss may be substantially limited or eliminated pursuant to Internal Revenue Code Section 382. We adopted the provisions of ASC 740-10-50. We had no material unrecognized income tax assets or liabilities for the nine months ended June 30, 2015 or for the nine months ended June 30, 2014.

Our policy regarding income tax interest and penalties is to expense those items as general and administrative expense but to identify them for tax purposes. During the three and nine months ended June 30, 2015 and 2014, there were no federal income tax, or related interest and penalty items in the income statement, or liability on the balance sheet. We file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal income tax examinations by tax authorities for years ending on or before September 30, 2011 or California state income tax examination by tax authorities for years ending on or before September 30, 2010. We are not currently involved in any income tax examinations.

10. Income Taxes

Deferred income tax assets and liabilities are computed annually for differences between financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

The effective tax rate on the net loss before income taxes differs from the U.S. statutory rate as follows:

	September 30,
	2014	2013

U.S statutory rate	34%	34%
Less valuation allowance	(34)%	(34)%
Effective tax rate	0%	0%

The significant components of deferred tax assets and liabilities are as follows:

	September 30,
Deferred tax assets	2014	2013
Stock based compensation	$2,005,914	$1,507,017
Net operating losses	13,086,916	16,243,572
Allowance for doubtful accounts	2,844	-
Intangible assets	123,702	491,025
Accrued expenses	176,576	-
	15,395,952	18,241,614
Deferred tax liability
Property and equipment	(28,739)	(18,029)
Amortization - intangible assets	-	-
Net deferred tax assets	15,367,213	18,223,585
Less valuation allowance	(15,367,213)	(18,223,585)
Deferred tax asset - net valuation allowance	$-	$-

The net change in the valuation allowance for the year ended September 30, 2014 was $(2,856,372).

As of September 30, 2014, the Company has a net operating loss carryover of approximately $38,500,000 available to offset future income for income tax reporting purposes, which will expire in various years through 2034, if not previously utilized. However, the Company’s ability to use the carryover net operating loss may be substantially limited or eliminated pursuant to Internal Revenue Code Section 382.

We adopted the provisions of ASC 740-10-50, formerly FIN 48, “Accounting for Uncertainty in Income Taxes.” We had no material unrecognized income tax assets or liabilities for the year ended September 30, 2014 or 2013.

Our policy regarding income tax interest and penalties is to expense those items as general and administrative expense but to identify them for tax purposes. During the year ended September 30, 2014 and 2013, there were no federal income tax, or related interest and penalty items in the income statement, or liability on the balance sheet. We file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal income tax examinations by tax authorities for years ending on or before September 30, 2011 or California state income tax examination by tax authorities for years ending on or before September 30, 2010. We are not currently involved in any income tax examinations.